SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184



                                                           May 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  The Ehrenkrantz Trust
                  File Nos. 811-04938 and 033-10888
                  ---------------------------------


Dear Sir or Madam:

     On behalf of The Ehrenkrantz Trust (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2007.

                                             Sincerely,

                                             /s/ Kathleen K. Clarke
                                             ---------------------------
                                                 Kathleen K. Clarke


SK 25780 0001 771292